Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.52%
Arizona–8.51%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	$1,200	$1,219,001
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(b)	0.00%	12/15/2034	1,000	545,535
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	254,525
Series 2025 A, RB	5.00%	07/01/2035	965	1,029,986
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2015, Ref. RB(a)	5.00%	07/01/2045	1,500	1,427,877
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2016, RB(a)	5.00%	07/01/2046	1,000	966,407
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(a)	5.63%	06/15/2045	1,250	1,249,977
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(a)	7.00%	09/01/2037	954	954,293
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy); Series 2025, RB	6.25%	06/15/2045	1,500	1,529,881
				9,177,482
California–3.35%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	214	219,368
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 B, Ref. RB(c)(d)	12.00%	11/02/2026	545	463,250
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 B, Ref. RB	5.00%	07/01/2037	1,105	1,112,681
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025 A, RB(a)	6.00%	06/01/2040	1,250	1,322,363
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	500	501,144
				3,618,806
Delaware–0.94%
Delaware State Economic Development Authority (NRG Energy); Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	1,000	1,014,667
District of Columbia–0.96%
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	1,000	1,031,378
Florida–7.48%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 B, RB(a)(d)	4.90%	07/01/2028	1,350	1,356,572
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	256,652
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(a)	6.00%	01/01/2035	500	518,155
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019, RB	5.00%	12/15/2029	1,320	1,324,228
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB (INS - AGI)(c)(e)	5.00%	07/01/2044	500	497,185
Florida Local Government Finance Commission (Bridgeprep Academy); Series 2025 A, RB(a)	5.50%	06/15/2040	1,290	1,331,092
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	251,910
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2039	2,000	2,018,221
Two Ridges Community Development District; Series 2025, RB	5.75%	05/01/2045	500	517,576
				8,071,591
Georgia–1.31%
Main Street Natural Gas, Inc.; Series 2023 A, RB(d)	5.00%	06/01/2030	475	502,751
Savannah Georgia Convention Center Authority; Series 2025 A, RB	5.25%	06/01/2040	850	913,092
				1,415,843
Idaho–1.40%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	1,500	1,508,076
Illinois–6.36%
Chicago (City of), IL (Midway International Airport); Series 2025 B, Ref. RB	5.00%	01/01/2043	1,000	1,079,103
Chicago (City of), IL (O’Hare International Airport); Series 2016 B, Ref. RB	5.00%	01/01/2041	1,200	1,200,683
Illinois (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(e)	5.00%	12/15/2043	1,220	1,292,338
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2035	$1,135	$1,135,804
Illinois (State of) Toll Highway Authority; Series 2016 B, RB	5.00%	01/01/2041	1,250	1,256,516
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	895	896,218
				6,860,662
Indiana–1.98%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	245	239,679
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.13%	01/01/2032	440	426,019
Indiana (State of) Finance Authority (Unidy Properties LLC); Series 2025, RB	5.25%	07/01/2037	1,000	1,034,712
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(a)	5.10%	01/01/2032	175	170,969
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(c)(d)	4.40%	06/10/2031	250	264,179
				2,135,558
Iowa–0.32%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)(f)	5.00%	12/01/2032	300	345,163
Kentucky–2.87%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.38%	02/01/2036	1,500	1,503,399
Kentucky (Commonwealth of) Public Energy Authority; Series 2024 A, RB(d)	5.00%	07/01/2030	1,500	1,593,205
				3,096,604
Louisiana–0.56%
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(d)	3.70%	06/01/2030	600	606,590
Maine–0.96%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2015, RB(a)(c)	5.00%	08/01/2035	1,000	1,034,957
Massachusetts–4.09%
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB	5.00%	10/01/2039	1,000	1,010,220
Massachusetts (Commonwealth of) Development Finance Agency (Brown University Health Obligated Group); Series 2025 A, RB	5.25%	08/15/2044	1,500	1,577,129
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,310	1,301,485
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	5.50%	07/01/2045	500	518,298
				4,407,132
Minnesota–1.84%
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	250	232,767
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,756,661
				1,989,428
Missouri–2.71%
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	1,000	1,001,294
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(a)	5.00%	10/01/2035	1,000	1,008,601
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	915	915,590
				2,925,485
New Hampshire–4.95%
New Hampshire (State of) Business Finance Authority; Series 2025 B-1, RB	5.15%	09/28/2037	1,000	1,014,296
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	1,000	1,011,958
New Hampshire (State of) Business Finance Authority (Vista (The)); Series 2019 A, RB(a)	5.25%	07/01/2039	1,550	1,559,113
New Hampshire (State of) Health and Education Facilities Authority; Series 2015, Ref. RB	5.00%	07/01/2036	1,750	1,751,934
				5,337,301
New Jersey–1.00%
New Jersey (State of) Transportation Trust Fund Authority; Series 2025 AA, RB	5.00%	06/15/2043	1,000	1,079,041
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–5.83%
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2025, RB(a)	5.13%	10/15/2045	$1,000	$992,303
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2030	1,500	1,500,707
Metropolitan Transportation Authority (Green Bonds); Series 2025 B, Ref. RB	5.00%	11/15/2043	1,000	1,066,669
New York (City of), NY; Subseries 2017 B-5, VRD GO Bonds(g)	1.20%	10/01/2046	300	300,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(c)	5.00%	08/01/2031	250	250,123
Series 2020, Ref. RB(c)	5.25%	08/01/2031	1,090	1,130,722
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(c)	5.63%	04/01/2040	1,000	1,050,879
				6,291,403
North Dakota–0.24%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	250	255,742
Ohio–8.54%
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB(d)(f)	5.00%	02/15/2026	1,000	1,004,991
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2037	1,250	1,259,873
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(a)	6.63%	01/01/2045	1,000	1,041,186
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2040	1,250	1,251,477
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.00%	01/01/2043	1,100	1,102,626
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(c)	5.00%	12/31/2039	1,375	1,374,995
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	1,410	1,420,556
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.38%	10/01/2045	500	504,189
Ohio (State of) Higher Educational Facility Commission (Kenyon College); Series 2015, Ref. RB	5.00%	07/01/2041	250	250,192
				9,210,085
Oregon–1.47%
Morrow (Port of), OR; Series 2024 A, GO Bonds(a)	5.15%	10/01/2026	1,250	1,250,119
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	300	331,397
				1,581,516
Pennsylvania–6.35%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	155	159,060
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2037	1,365	1,380,086
Commonwealth Financing Authority; Series 2015 A, RB	5.00%	06/01/2034	1,250	1,256,316
Crawford (County of), PA Hospital Authority Meadville Medical Center); Series 2016 A, Ref. RB	6.00%	06/01/2046	1,000	1,002,975
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	258,053
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(c)	5.00%	12/31/2038	1,250	1,254,749
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB	5.00%	06/01/2036	1,520	1,536,076
				6,847,315
Rhode Island–1.30%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	1,400	1,400,131
South Carolina–1.41%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	250	255,548
South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2035	1,250	1,261,402
				1,516,950
Tennessee–2.33%
Jackson (City of), TN; Series 2015, RB	5.00%	04/01/2030	1,500	1,500,943
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	1,000	1,014,863
				2,515,806
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–11.53%
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	5.00%	08/15/2049	$1,100	$1,075,170
Austin (City of), TX; Series 2014, RB(c)(d)(f)	5.00%	01/06/2026	1,500	1,502,943
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,009,934
Harris (County of), TX Municipal Utility District No. 489; Series 2023 A, GO Bonds (INS - AGI)(e)	6.50%	09/01/2029	505	542,388
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2037	750	750,348
Houston (City of), TX; Series 2024 B, RB(c)	5.50%	07/15/2036	1,000	1,092,184
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(c)	5.00%	07/15/2028	500	514,285
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(c)(d)	5.00%	06/01/2030	500	519,796
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	1,360	1,364,022
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.25%	10/01/2045	1,000	1,040,511
North East Texas Regional Mobility Authority;
Series 2016 A, RB(d)(f)	5.00%	01/01/2026	1,280	1,282,369
Series 2025 A, Ref. RB	5.00%	01/01/2041	600	649,276
Texas Transportation Finance Corp.; Series 2025 A, RB	5.00%	10/01/2043	1,000	1,088,698
				12,431,924
Utah–1.44%
Point Phase 1 Public Infrastructure District No. 1; Series 2025 A-1, RB	5.88%	03/01/2045	1,500	1,551,206
Washington–2.10%
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2025 A, Ref. RB	5.00%	09/01/2043	1,200	1,268,168
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	6.00%	01/01/2046	1,000	995,357
				2,263,525
Wisconsin–4.39%
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(b)	0.00%	12/15/2033	1,700	1,026,707
Wisconsin (State of) Public Finance Authority (Cherokee Classical Academy);
Series 2025 A, RB(a)	6.00%	06/15/2035	250	258,187
Series 2025 A, RB(a)	6.50%	06/15/2045	400	397,447
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho); Series 2025 A, RB(a)	6.75%	07/01/2045	1,000	1,006,355
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(a)(b)	0.00%	12/15/2039	1,500	528,033
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	110	111,326
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	1,400	1,405,551
				4,733,606
Total Municipal Obligations (Cost $104,570,497)				106,254,973
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(h)			4,500	0
TOTAL INVESTMENTS IN SECURITIES(i)–98.52% (Cost $104,570,497)				106,254,973
OTHER ASSETS LESS LIABILITIES–1.48%				1,599,704
NET ASSETS–100.00%				$107,854,677
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $24,500,993, which represented 22.72% of the Fund’s Net Assets.

(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$106,254,973	$—	$106,254,973
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments	$—	$106,254,973	$—	$106,254,973
Invesco SMA Municipal Bond Fund